American Funds Balanced Allocation Portfolio Investment Objectives and Goals - American Funds Balanced Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	American Funds® Balanced Allocation Portfolio
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	A balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.